Consolidated Balance Sheets - USD ($)	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Current Assets
Cash		$ 407,250		$ 264,755
Prepaid expenses		232,458		372,468
Total current assets		639,708		637,223
Cash held in Trust Account		10,297,411		128,400,078
Prepaid expenses - noncurrent				231,243
Total Assets		10,937,119		129,268,544
LONG-TERM ASSETS:
Accrued offering costs and expenses		988,960		254,277
Working capital loans - related party		500,000
Convertible promissory note - related party		1,265,000
Due to Sponsor				10,000
Other current liability - Advance from target		449,167
Income taxes payable		253,660
Total current liabilities		3,456,787		264,277
Warrant liabilities		1,220,120		7,879,959
Deferred underwriting fee		4,554,000		4,554,000
Total Liabilities		9,230,907		12,698,236
LONG-TERM LIABILITIES:
Preferred stock value
Class A common stock value		16		16
Class B common stock value		316		316
Additional paid-in capital
Accumulated deficit		(8,292,067)		(11,827,524)
Total Stockholders’ Deficit	$ (28,238)	(8,291,735)	$ (25,818)	(11,827,192)	$ (16,854)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit		10,937,119		129,268,544
Current Liabilities
Class A common stock subject to possible redemption		$ 9,997,947		$ 128,397,500
DIGERATI TECHNOLOGIES, INC
Current Assets
Cash	2,203		1,509		1,489
Accounts receivable, net	828		622		617
Prepaid and other current assets	422		383		232
Total current assets	3,453		2,514		2,338
Total Assets	40,963		41,685		16,520
LONG-TERM ASSETS:
Intangible assets, net	13,678		15,188		8,527
Goodwill	19,380		19,380		3,931
Property and equipment, net	1,502		1,647		529
Other assets	448		273		76
Investment in Itellum	185		185		185
Right-of-use asset			2,498		934
Right-of-use assets - financing	373		62
Right-of-use assets - operating	1,944		2,436
Accounts payable	3,645		3,222		1,653
Accrued liabilities	9,406		9,627		2,570
Equipment financing	127		21		37
Convertible note payable, current, net of discount	6,009		3,948		1,049
Note payable, current, related party, net of discount	604		833		998
Note payable, current, net of discount	11,714		870		2,963
Acquisition payable	1,000		1,000
Total current liabilities	44,218		31,837		26,566
Deferred income	1,210		931		20
Derivative liability	9,879		10,588		16,773
Total Liabilities	69,201		67,503		33,374
Operating lease liability, current	624		797		503
LONG-TERM LIABILITIES:
Notes payable, related party, net of debt discount $0 and $0, respectively					136
Preferred stock value
Additional paid-in capital	92,306		89,487		89,100
Accumulated deficit	(118,153)		(113,393)		(105,380)
Total Stockholders’ Deficit	(25,694)		(23,763)		(16,140)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	40,963		41,685		16,520
Note payable, net of discount	23,206		33,335		6,241
Convertible note payable			500
Equipment financing	248		43
Operating lease liability, net of current portion	1,529		1,788		431
Total long-term liabilities	24,983		35,666		6,808
STOCKHOLDERS’ DEFICIT:
Common stock value	152		142		139
Other comprehensive income	1		1		1
Noncontrolling interest	(2,544)		(2,055)		(714)
Total stockholders’ deficit	$ (28,238)		$ (25,818)		$ (16,854)